Subordinated Hybrid Notes (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Schedule of Subordinated Borrowing

As at	Maturity date	December 31, 2022	December 31, 2021
$300 million subordinated notes, Series 1	11-Jan-2082	$300	$—
$250 million subordinated notes, Series 2	17-Aug-2082	250	—
		$550	$—
Less: debt issuance costs		(6)	—
		$544	$—